UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006

Check here if Amendment [  ]; Amendment Number:  ________
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		High Pointe Capital Management, LLC
Address:	One North LaSalle, Suite 2001
		Chicago, Illinois 60602

13F File Number:  028-10740

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Gautam Dhingra
Title:	CEO
Phone:	(312) 726-2500

Signature, Place, and Date of Signing:

/s/ Gautam Dhingra	Chicago, IL		February 9, 2006
-----------------------	------------------	-----------------
	[Signature]	[City, State]		[Date]

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

	13F File Number	Name

	28-____________	_____________________________________________

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0
						---

Form 13F Information Table Entry Total:		92
						----

Form 13F Information Table Value Total:		$923,843
						---------
						(thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


Column 1		Column 2 Column 3     Column 4  Column 5		Column 6   Column 7 Column 8
-----------------------	-------- ---------    --------  -------------------	---------- -------- -----------------------
					      Value	Shares/ SH/    Put/	Investment Other    Voting Authority
Name of Issuer		Class	CUSIP	      (x$1000)	Prn Amt	Prn    Call	Discretion Managers Sole   Shared    None
--------------		-----	-----	      --------  -------	---    ----	---------- -------- ----   ------    ----
3Com Corp		COM	885535104     65	15750	SH		Sole				     15750
Adesa Inc		COM	00686u104     599	21600	SH		Sole		    20300	     1300
Alcatel-Lucent		COM	013904305     17790	1251025	SH		Sole		    1013825	     237200
Alpha Natural Resources	COM	02076x102     317	22250	SH		Sole		    20850	     1400
American Home Mtg Inv	COM	02660r107     397	11300	SH		Sole		    10650	     650
American Intl Group	COM	026874107     45085	629150	SH		Sole		    435225	     193925
American Power Convsn	COM	029066107     1982	64800	SH		Sole		    51850	     12950
Apollo Group Inc	COM	037604105     1099	28200	SH		Sole		    23850	     4350
Avid Technology Inc	COM	05367p100     1688	45300	SH		Sole		    37650	     7650
Avis Budget Group Inc	COM	053774105     834	38454	SH		Sole		    23228	     15226
Avnet Inc		COM	053807103     8590	336460	SH		Sole		    150360	     186100
Baker Hughes Intl	COM	057224107     631	8450	SH		Sole
Bank of New York Inc	COM	064057102     7124	180960	SH		Sole		    120560	     60400
Boston Scientific Corp	COM	101137107     36397	2118575	SH		Sole		    1467625	     650950
Briggs & Stratton Corp	COM	109043109     426	15800	SH		Sole		    14850	     950
Cabot Microelectronics	COM	12709p103     419	12350	SH		Sole		    11600	     750
Capital One Financial	COM	14040h105     33831	440398	SH		Sole		    306217	     134181
Carbo Ceramics Inc	COM	140781105     346	9250	SH		Sole		    8700	     550
CDW Corp		COM	12512n105     1515	21550	SH		Sole		    16750	     4800
Charles River Labs Intl	COM	159864107     750	17350	SH		Sole
Cisco Systems Inc	COM	17275r102     768	28100	SH		Sole
Citigroup Inc		COM	172967101     46679	838052	SH		Sole		    569440	     268612
Comcast Corp		COM	20030n101     31655	747809	SH		Sole		    513625	     234184
Conseco Inc		COM	208464883     528	26450	SH		Sole		    24850	     1600
Cooper Companies	COM	216648402     352	7900	SH		Sole		    7350	     550
Cott Corp		COM	22163n106     479	33500	SH		Sole		    31450	     2050
Countrywide Financial 	COM	222372104     43711	1029702	SH		Sole		    703375	     326327
Crown Holdings Inc	COM	228368106     560	26750	SH		Sole		    25100	     1650
Cumulus Media Inc	COM	231082108     236	22689	SH		Sole		    21175	     1514
Del Monte Foods Co	COM	24522p103     389	35300	SH		Sole		    33200	     2100
Dell Inc		COM	24702r101     36660	1461150	SH		Sole		    1022800	     438350
Diebold Inc		COM	253651103     396	8500	SH		Sole		    8000	     500
Eli Lilly  & Co		COM	532457108     4475	85900	SH		Sole		    52800	     33100
EMC Corp		COM	268648102     31990	2423450	SH		Sole		    1694450	     729000
Entercom Comm		COM	293639100     444	15750	SH		Sole		    14800	     950
Esterline Technologies	COM	297425100     449	11150	SH		Sole		    10450	     700
Expedia Inc		COM	30212p105     4441	211700	SH		Sole		    148125	     63575
Fair Isaac & Co Inc	COM	303250104     837	20600	SH		Sole		    20100	     500
Fannie Mae		COM	313586109     42233	711105	SH		Sole		    482350	     228755
Fedex Corp		COM	31428x106     978	9000	SH		Sole		    4350	     4650
Fleetwood Enterprises 	COM	339099103     431	54425	SH		Sole		    51175	     3250
Foot Locker Inc		COM	344849104     1634	74500	SH		Sole		    61000	     13500
Freddie Mac		COM	313400301     33652	495607	SH		Sole		    337010	     158597
Harley Davidson Inc	COM	412822108     957	13575	SH		Sole		    8025	     5550
Hercules Inc		COM	427056106     490	25400	SH		Sole		    23950	     1450
Hewitt Associates Inc	COM	42822q100     743	28873	SH		Sole
Home Depot Inc		COM	437076102     25355	631350	SH		Sole		    436900	     194450
IAC/Interactive Corp	COM	44919p300     27307	734847	SH		Sole		    510685	     224162
Intel Corp		COM	458140100     2893	142850	SH		Sole		    38650	     104200
Invitrogen		COM	46185R100     857	15150	SH		Sole		    14750	     400
Jackson Hewitt Tax Svc	COM	468202106     365	10750	SH		Sole		    10150	     600
Kennametal Inc		COM	489170100     412	7000	SH		Sole		    6550	     450
Liberty Media Capital	COM	53071m302     27253	278144	SH		Sole		    190373	     87771
Liberty Media Interact	COM	53071m104     4769	221114	SH		Sole		    143718	     77396
Lowe's Companies Inc	COM	548661107     819	26300	SH		Sole
Maximus Inc		COM	577933104     360	11700	SH		Sole		    10950	     750
Microsoft Corp		COM	594918104     45710	1530802	SH		Sole		    1055852	     474950
Molson Coors Brewing Co	COM	60871r209     33374	436600	SH		Sole		    313800	     122800
Mueller Water B		COM	624758108     297	19909	SH		Sole		    18753	     1156
Nautilus Inc		COM	63910B102     321	22900	SH		Sole		    21400	     1500
Nike Corp		COM	654106103     758	7650	SH		Sole
Omnicare Inc 		COM	681904108     24777	641400	SH		Sole		    451650	     189750
Openwave Systems Inc	COM	683718308     237	25650	SH		Sole		    23950	     1700
Oracle Corp		COM	68389X105     2382	139000	SH		Sole				     139000
Pfizer Inc		COM	717081103     6064	234125	SH		Sole		    158075	     76050
Plantronics Inc		COM	727493108     918	43300	SH		Sole		    42200	     1100
RC2 Corp		COM	749388104     440	10000	SH		Sole		    9350	     650
Readers Digest Assn	COM	755267101     497	29750	SH		Sole		    27950	     1800
Realogy Corp		COM	75605e100     2963	97713	SH		Sole		    59878	     37835
RenaissanceRe Holdings	COM	G7496g103     344	5725	SH		Sole		    5425	     300
Rent-A-Center Inc	COM	76009n100     27947	947031	SH		Sole		    653275	     293756
Sanofi-Aventis		COM	80105n105     32833	711143	SH		Sole		    512865	     198278
Security Capital Assur	COM	G8018D107     348	12500	SH		Sole		    11650	     850
Simpson Manufacturing 	COM	829073105     372	11750	SH		Sole		    11050	     700
Solectron Corp		COM	834182107     369	114500	SH		Sole		    107750	     6750
Speedway Motorsports	COM	847788106     424	11050	SH		Sole		    10400	     650
Sprint Nextel Corp	COM	852061100     33572	1777250	SH		Sole		    1240900	     536350
St Paul Travelers Cos	COM	792860108     3286	61200	SH		Sole				     61200
Symantec Corp		COM	871503108     733	35150	SH		Sole
Syneron Medical		COM	M87245102     368	13550	SH		Sole		    12650	     900
Texas Instruments Inc	COM	882508104     653	22675	SH		Sole
Timberland Co		COM	887100105     521	16500	SH		Sole		    15500	     1000
Tyco International Ltd	COM	902124106     41456	1363675	SH		Sole		    1043175	     320500
United Stationers Inc	COM	913004107     390	8350	SH		Sole		    7850	     500
United Surgical Ptrs	COM	913016309     386	13600	SH		Sole		    12800	     800
Unitedhealth Group Inc	COM	91324p102     39697	738825	SH		Sole		    505075	     233750
Wal-Mart Stores Inc	COM	931142103     41749	904039	SH		Sole		    623790	     280249
Walter Industries Inc	COM	93317q105     326	12050	SH		Sole		    11350	     700
Waste Connections Inc	COM	941053100     503	12100	SH		Sole		    11400	     700
Wyndham Worldwide Corp	COM	98310w108     13611	425065	SH		Sole		    291446	     133619
XL Capital		COM	g98255105     28139	390706	SH		Sole		    298050	     92656
Yahoo Inc		COM	984332106     636	24900	SH		Sole